Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2016
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of changes in the Series A Preferred Stock
	Shares	Amount
Balance at December 31, 2014	3,999,864	$4,564,899
2015 Accretion	—	243,762
2015 Conversions	(3,999,864)	(4,808,661)
Balance at December 31, 2015	—	$—